Staff (Details Narrative) - Employees	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Number of employees	141	119	74	52	40
Germany [Member]
Statement Line Items [Line Items]
Number of employees	75	69
United States [Member]
Statement Line Items [Line Items]
Number of employees	56	44
Spain [Member]
Statement Line Items [Line Items]
Number of employees	7	6
United Kingdom [Member]
Statement Line Items [Line Items]
Number of employees	3
Full Time [Member]
Statement Line Items [Line Items]
Number of employees	122	106
Directly or Indirectly in Production [Member]
Statement Line Items [Line Items]
Number of employees	13	15
Research and Development [Member]
Statement Line Items [Line Items]
Number of employees	4	2
Clinical and Regulatory Tasks, Another [Member]
Statement Line Items [Line Items]
Number of employees	12	10
Marketing and Sales [Member]
Statement Line Items [Line Items]
Number of employees	70	51
Management, Business Development, Finance, Human Resources and Administration [Member]
Statement Line Items [Line Items]
Number of employees	42	41
Employees World Wide [Member]
Statement Line Items [Line Items]
Number of employees	141	119
Employees Hold an Academic Degree [Member]
Statement Line Items [Line Items]
Number of employees	29	21